Goodwill and Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Goodwill
Changes in goodwill for the years ended December 31, 2022 and 2021 are as follows (in thousands):

(in thousands)	December 31, 2022	December 31, 2021
	Beachbody	Beachbody	Other	Total
Goodwill, beginning of year	$125,166	$—	$18,981	$18,981
Business acquisition	—	125,166	33,632	158,798
Impairment of goodwill	—	—	(52,613)	(52,613)

Goodwill, end of year	$125,166	$125,166	$—	$125,166

Schedule of Intangible Assets and Goodwill
Intangible assets as of December 31, 2022 and 2021 consisted of the following (in thousands):

		December 31, 2022			December 31, 2021
	Weighted- Average Remaining Useful Life (years)	Intangible Assets, Gross	Accumulated Amortization and Impairment	Intangibles Assets, Net	Intangible Assets, Gross	Accumulated Amortization and Impairment	Intangibles Assets, Net
Contract-based	—	$300	$(300)	$—	$300	$(250)	$50
Customer-related	1.5	21,100	(14,800)	6,300	21,100	(4,081)	17,019
Technology-based	2.5	20,200	(19,400)	800	20,200	(7,999)	12,201
Talent and representation contracts	—	10,300	(10,300)	—	10,300	(10,300)	—
Formulae	2.8	1,950	(1,146)	804	1,950	(853)	1,097
Trade name	1.0	51,200	(50,900)	300	51,200	(35,200)	16,000

		$105,050	$(96,846)	$8,204	$105,050	$(58,683)	$46,367

Summary of Estimated Future Amortization Expense of Intangible Assets
The estimated future amortization expense of intangible assets as of December 31, 2022 is as follows (in thousands):

Year ended December 31, 2023	$5,112
Year ended December 31, 2024	2,713
Year ended December 31, 2025	379

$8,204